Provisions - Allowance for guarantees and acceptances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Allowance for guarantees and acceptances [Abstract]
Outstanding guarantees and acceptances	₩ 10,540,968	₩ 10,249,827
Contingent guarantees and acceptances	4,670,771	3,433,953
ABS and ABCP purchase commitments	1,525,768	1,604,958
Endorsed bill	8,199	1,650
Total Guarantees and acceptances	16,745,706	15,290,388
Allowance for loss on guarantees and acceptances	₩ 81,922	₩ 83,851
Ratio	0.49%	0.55%